Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2025
Trade And Other Payables
Schedule of trade and other payables

	March 31,
	2024	2025
Trade payables	1,146,789	1,677,434
Accrued expenses	488,527	447,600
Refund and other payables	972,771	828,035
Total	2,608,087	2,953,069
Current	2,608,087	2,953,069
Non-current	-	-
Total	2,608,087	2,953,069